Note 23 - Employee Benefits - Defined Benefit Plans Recognized in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Service cost	R$ (42.5)	R$ (38.2)	R$ (43.1)
Administrative costs	(3.8)	(3.4)	(3.7)
(Gains) losses on settlements and curtailments	7.3	4.2	0.7
Income from operations	(39.0)	(37.4)	(46.1)
Financial cost	(103.0)	(101.3)	(105.6)
Total expense for employee benefits	R$ (142.0)	R$ (138.7)	R$ (151.7)